Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Apr. 29, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Dec. 02, 2014
C000249214
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 11,370	$ 10,000
C000141795
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 21,874		$ 16,524	$ 18,204	$ 19,474	$ 13,884	$ 14,229	$ 13,628	$ 14,301	$ 12,804	$ 10,693	$ 10,000
C000141790
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 20,429		15,467	17,095	18,326	13,097	13,462	12,917	13,592	12,207	10,213	9,579
C000141791
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 19,814		15,109	16,817	18,151	13,075	13,536	13,090	13,869	12,547	10,578	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 11,888	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,875		26,048	22,881	25,202	19,701	16,773	14,446	13,593	11,063	10,238	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,875		26,048	22,881	25,202	19,701	16,773	14,446	13,593	11,063	10,238	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,875		26,048	22,881	25,202	19,701	16,773	14,446	13,593	11,063	10,238	10,000
Alliance Bernstein Index:Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 11,895	$ 10,000
AllianceBernstein Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,223		16,766	17,599	18,476	13,891	13,843	13,315	13,563	11,964	9,982	10,000
AllianceBernstein Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,223		16,766	17,599	18,476	13,891	13,843	13,315	13,563	11,964	9,982	10,000
AllianceBernstein Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,223		$ 16,766	$ 17,599	$ 18,476	$ 13,891	$ 13,843	$ 13,315	$ 13,563	$ 11,964	$ 9,982	$ 10,000